Collaborations, Licensing Arrangements, Other Asset Acquisitions, and Others	12 Months Ended
Mar. 31, 2026
Collaborations, Licensing Arrangements, Other Asset Acquisitions, and Others [Abstract]
Collaborations, Licensing Arrangements, Other Asset Acquisitions, and Others	Collaborations, Licensing Arrangements, Other Asset Acquisitions, and Others
Takeda is a party to certain collaborations, in-licensing agreements, out-licensing arrangements, other asset acquisitions, and others.
Out-licensing agreements
Takeda has entered into various licensing arrangements where it has licensed certain products or intellectual property rights for consideration such as up-front payments, equity interest of partners, milestone payments (development, regulatory approval, launch, and commercial/sales), and/or sales-based royalty payments. The receipt of the variable considerations related to these substantive milestones is uncertain and contingent on the achievement of certain development milestones or the achievement of a specified level of annual net sales by the licensee.
Collaborations, in-licensing arrangements, and other asset acquisitions
These agreements generally provide for commercialization rights to a product or products being developed by the partner, and in exchange, often resulted in an up-front payment being paid upon execution of the agreement and resulted in an obligation that may require Takeda to make future development, regulatory approval, launch, and commercial/sales milestone payments as well as sales-based royalty payments. In some of these arrangements, Takeda and the licensee are both actively involved in the development and commercialization of the licensed products and have exposure to risks and rewards that are dependent on its commercial success. Other asset acquisitions include acquisitions of legal entities that do not qualify as business combinations under IFRS3, such as acquisitions of entities where the value of these acquired entities largely consists of the rights to a single product or group of products.
Under the terms of these collaborations, in-licensing arrangements, and other asset acquisitions, Takeda made the following payments:

	JPY (millions)
	For the Year Ended March 31
	2024	2025	2026
Initial up-front payments, milestone payments, and other asset acquisitions	¥124,878	¥87,129	¥195,152
Acquisition of shares of collaboration and in-licensing partners	2,050	12,268	12,070
The following is a description of Takeda’s significant collaborations, and in-licensing agreements, and other asset acquisitions which Takeda entered into for the past three fiscal years.
Protagonist Therapeutics, Inc. (“Protagonist”)
In January 2024, Takeda signed a worldwide license and collaboration agreement with Protagonist for the development and commercialization of rusfertide, an investigational injectable hepcidin mimetic peptide of the natural hormone hepcidin, currently in a pivotal Phase 3 trial, VERIFY, for the treatment of Polycythemia Vera (PV). Under the terms of the agreement, Takeda paid USD 300 million upfront in April 2024. Protagonist is eligible to receive additional worldwide development and regulatory milestone payments, as well as commercial milestones and tiered royalties on ex-U.S. net sales. Protagonist remains responsible for research and development through the completion of the Phase 3 clinical trial and U.S. regulatory approval while Takeda has rights for ex-U.S. development and is responsible for leading global commercialization activities.
In April 2026, Protagonist exercised its opt-out right, and Takeda paid USD 200 million under the terms of the agreement in June 2026.
AC Immune SA ("AC Immune")
In May 2024, Takeda entered into an exclusive, worldwide option and license agreement with AC Immune for AC Immune’s active immunotherapies targeting toxic forms of amyloid beta (Abeta), including ACI-24.060 for the treatment of Alzheimer’s disease. Under the terms of the agreement, Takeda made an upfront payment of USD 100 million to AC Immune in May 2024. AC Immune will be eligible to receive an option exercise fee and additional potential development, commercial and sales-based milestones of up to approximately USD 2,100 million if all related milestones are achieved over the course of the agreement. In addition, upon commercialization, AC Immune will be entitled to receive tiered double-digit royalties on worldwide net sales.
Ascentage Pharma Group International ("Ascentage Pharma")
In June 2024, Takeda signed an option agreement with Ascentage Pharma to enter into an exclusive license agreement for olverembatinib. Under the terms of this agreement, Takeda made an option payment of USD 100 million and made a minority equity investment in Ascentage Pharma in
July 2024. Ascentage Pharma will be eligible for an option exercise fee and additional potential milestone and royalty payments if Takeda exercises the option to license olverembatinib, with the exercise of the option being subject to customary regulatory approvals.
Keros Therapeutics, Inc. (“Keros Therapeutics”)
In December 2024, Takeda entered into an exclusive licensing agreement with Keros Therapeutics to further develop, manufacture and commercialize elritercept worldwide outside of mainland China, Hong Kong and Macau. Under the terms of the agreement, Takeda made an upfront payment of USD 200 million in February 2025. Keros Therapeutics will be eligible to receive potential payments relating to regulatory, development and commercial sales milestones, as well as royalties on net sales.
Innovent Biologics, Inc. (“Innovent”)

In October 2025, Takeda entered into a license and collaboration agreement with Innovent for the development, manufacturing and commercialization of two late-stage investigational medicines for solid tumors, IBI363 and IBI343, worldwide outside of China, Hong Kong, Macau and Taiwan. Takeda will also receive an exclusive option to license global rights outside of China, Hong Kong, Macau and Taiwan for IBI3001, an early-stage investigational medicine.

In December 2025, Takeda made an upfront payment of USD 1,200 million, which includes a minority equity investment in Innovent. Regarding IBI363 and IBI343, Takeda may make potential milestone and royalty payments. Takeda and Innovent will co-develop IBI363 globally with a 60/40 (Takeda/Innovent) cost split. In addition, Takeda will lead and co-commercialize IBI363 in the U.S. with a 60/40 (Takeda/Innovent) profit or loss split. With respect to IBI3001, if the option is exercised, Takeda will make an option payment, as well as additional potential milestone and royalty payments. The transaction is subject to customary closing conditions, including regulatory approvals.
The following is a description of Takeda’s significant collaborations, and in-licensing agreements, and other asset acquisitions which Takeda completed during the past three fiscal years.
Wave Life Sciences, Inc. (“Wave”)
In February 2018, Takeda entered into an agreement with Wave to discover, develop and commercialize nucleic acid therapies for disorders of the central nervous system (CNS). Under the agreement, Takeda had the option to co-develop and co-commercialize WVE-003 which includes programs in areas of Huntington’s disease, amyotrophic lateral sclerosis, frontotemporal dementia, and spinocerebellar ataxia type 3. In addition, Takeda had the right to license multiple preclinical programs targeting CNS disorders, including Alzheimer’s disease and Parkinson’s disease.
In October 2024, Takeda made the decision not to exercise the multi-program option to co-develop and co-commercialize WVE-003. As a result of this decision, the collaboration with Wave has completed. The impact on the consolidated financial statements from the completion of the partnership was not material.
Other R&D Related Agreements
Blackstone Life Sciences (“BXLS”)
In March 2025, Takeda entered into a development funding agreement with BXLS for mezagitamab (TAK-079). Under this agreement, Takeda would receive up to a total of USD 300 million to co-fund development activities for immune thrombocytopenia (ITP) and immunoglobulin A nephropathy (IgAN) from the fiscal year ended March 31, 2026, through the fiscal year ending March 31, 2029. In May 2026, Takeda and BXLS amended the March 2025 agreement and increased the funding by USD 250 million to total of USD 550 million to co-fund additional development activities for mezagitamab. Takeda recognizes the funding as a reduction of research and development expenses as incurred as there is sharing of risk and costs associated with the development activities with BXLS. BXLS is eligible to receive regulatory approval milestone payments of up to USD 415 million and cumulative sales milestone payments of up to USD 500 million if all related milestones are achieved. These milestone payments will be capitalized as intangible assets associated with products which are amortized on a straight-line method over the estimated useful life. Additionally, upon commercialization, BXLS will be entitled to receive royalties on U.S. sales. Royalties will be recorded in cost of sales as incurred. After regulatory approval, Takeda has the option to buy-out its remaining sales milestone payments and royalty obligations for the funding provided by BXLS. In a case where Takeda chooses to exercise the buy-out option, the payment will be capitalized as intangible assets associated with products which are amortized on a straight-line method over the estimated useful life. If Takeda terminates the agreement, BXLS has an option to acquire or license mezagitamab from Takeda at fair value.